Intellectual property (Details Narrative)	12 Months Ended
Dec. 31, 2017 CAD ($)
Intellectual Property Details Narrative
Fair value of consideration	$ 25,300,000
Estimated useful life of asset	15 years
Annual amortization expense 2018	$ 1,700,000
Annual amortization expense 2019	1,700,000
Annual amortization expense 2020	1,700,000
Annual amortization expense 2021	1,700,000
Annual amortization expense 2022	1,700,000
Amortization expense total	$ 8,500,000